Income Taxes (Details) - Schedule of deferred tax assets and liabilities classified in consolidated balance sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax assets and liabilities classified in consolidated balance sheets [Abstract]
Deferred tax assets (under "Other non-current assets")	$ 1,301	$ 5,586
Deferred tax liabilities	7,341	42
Net deferred tax assets (liabilities)	$ (6,040)	$ 5,544